Matthew A. Swendiman Direct:513.629.2750 mswendiman@graydon.com	November 1, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	Monteagle Funds (the “Trust”) (File Nos. 811-08529 and 333-41461)

Ladies and Gentlemen:

Attached please find Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A. This amendment, amongst other things, is the Trust’s annual update and is intended to update disclosures for the several series to address comments received from the Staff for The Texas Fund filing (Post-Effective Amendment No. 44 to the Trust’s Registration Statement) made on September 17, 2013.

If you should have any questions or comments regarding the foregoing, please contact the undersigned at (513) 629-2750. Thank you in advance for your consideration.

Very truly yours,

/s/ Matthew A. Swendiman

Matthew A. Swendiman,
On behalf of the Monteagle Funds

cc:	Ms. Anu Dubey
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Mr. Paul Ordonio
Monteagle Funds
2506 Winford Avenue
Nashville, TN 37211